GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill balance roll forward
Balance as of beginning of the year	$ 3,479
Acquisition of Video Advertising (Note 3)	11,107
Goodwill impairment (Note 3)	(6,288)
Balance at the end of the year	$ 8,298	$ 3,479